INCOME TAXES	12 Months Ended
Dec. 31, 2013
INCOME TAXES [Abstract]
INCOME TAXES

NOTE 13 - INCOME TAXES

The components of loss before income tax benefit (expense) are as follows:

	Year Ended December 31,
	2013	2012	2011

The Netherlands	$(4,662)	$(6,899)	$(968)
Subsidiaries outside of the Netherlands	(1,650)	(793)	(4,125)
Loss before income tax benefit (expense)	$(6,312)	$(7,692)	$(5,093)

The components of income tax benefit (expense) are as follows:

	Year Ended December 31,
	2013	2012	2011

Current:
The Netherlands	$-	$-	$-
Subsidiaries outside of the Netherlands, net of
$1,125, $0 and $499 in income tax benefit
(expense) related to prior period income tax
positions in 2013, 2012 and 2011, respectively	1,057	(235)	307
	1,057	(235)	307
Deferred:
The Netherlands	-	-	-
Subsidiaries outside of the Netherlands	(31)	12	(18)
Total income tax benefit (expense)	$1,026	$(223)	$289

The components of deferred tax assets and liabilities are as follows:

	December 31,
	2013	2012

Deferred tax assets:
Operating loss carryforwards	$19,784	$19,572
Capital loss carryforwards	161	149
Allowance for doubtful accounts	21	12
Tax credit carryforwards	554	588
Accrued expenses	572	744
Total deferred tax assets	21,092	21,065

Deferred tax liabilities:
Depreciation of property and equipment	(134)	(139)
	20,958	20,926
Valuation allowance	(20,844)	(20,781)
Deferred tax assets, net	$114	$145

The ultimate realization of the net deferred tax assets in each jurisdiction the Company does business in is dependent upon the generation of future taxable income in that jurisdiction during the periods in which net operating loss carry forwards are available and items that gave rise to the net deferred tax assets become deductible. At present, the Company does not have a sufficient history of generating taxable income in the various jurisdictions it does business in to conclude that it is more likely than not that the Company will be able to realize its net deferred tax assets in the near future and, therefore, a valuation allowance was established for the carrying value of the net deferred tax assets, with the exception of one location, which is currently generating taxable income. A valuation allowance will be maintained until sufficient positive evidence exists to support the reversal of any portion of the valuation allowance in other jurisdictions.

As of December 31, 2013, the Company has net operating loss carry forwards of $27,309 in the Netherlands, which will expire in 2014 through 2022. As of December 31, 2013, the Company has net operating loss carry forwards of $29,826 in the United States, which will expire in 2025 through 2033 and $4,502 in Israel which do not expire. The ultimate utilization of such net operating loss carry forwards is limited in certain situations.

As of December 31, 2013, the Company has capital loss carry forwards of $644 in Israel. Such capital loss carry forwards do not expire and can be offset against future capital gains generated in Israel.

As of December 31, 2013, the Company has $569 in tax credits for the welfare to work and work opportunity programs in the United States that expire in 2024 through 2028.

During the year ended December 31, 2013 and 2012 the valuation allowance increased by $63 and $1,811, respectively.

The Company's effective income tax rate differs from the Netherlands' statutory rate of 25% as follows:

	Year Ended December 31,
	2013	2012	2011

Effective income tax benefit from continuing
operations at statutory rate	$1,578	$1,944	$1,348
Rate differential	(6)	199	31
Non-deductible income (expense)	(67)	(269)	495
Adjustments to prior year tax losses	45	-	499
Changes in valuation allowance	(63)	(1,811)	(1,456)
Other	(461)	(286)	(628)
Income tax benefit (expense) from continuing
operations	$1,026	$(223)	$289

The Company was subject to a tax examination for one of its subsidiaries in the United States by the IRS for the tax years 2002 to 2004. In connection with this examination, the subsidiary was required to provide information regarding its treatment of certain expenses. The IRS proposed a number of adjustments to the subsidiary's filed income tax returns for the tax years 2002 to 2004, which collectively resulted in an assessed income tax liability of $7,325. Management vigorously contested the merit of the proposed adjustments and established a reserve of $5,886 related to income taxes and $4,804 related to interest and penalties as of December 31, 2010 to reflect the adjustments that it considered to be more likely than not to be upheld upon the ultimate resolution of this matter. In July 2011 and January 2012, the Company entered into arrangements with the IRS to settle all outstanding claims against it for $3,329, including $877 in interest. The IRS did not assess any penalties as part of the settlement. In August 2012, the Company filed an Offer in Compromise Form with the IRS to reduce the amount payable to the IRS under the settlements citing unfavorable financial condition of its American subsidiaries. In July 2013, the IRS accepted the Company's offer to settle all outstanding amounts for $200, which has been paid in full as of December 31 2013.

The total amount of unrecognized tax benefits, including interest and penalties, is $0 and $3,458 as of December 31, 2013 and 2012, respectively, of which $0 and $1,974, respectively, is included in current liabilities from discontinued operations and $0 and $1,484, respectively, is included in income taxes payable in the accompanying consolidated balance sheets. Also included in income taxes payable as of December 31, 2013 and 2012 is $61 and $193 of income taxes payable related to current operations, respectively.

A reconciliation of the beginning and ending amounts in accrued unrecognized income tax benefits, including discontinued operations is as follows:

	December 31,
	2013	2012

Balance at January 1	$2,412	$2,452
Additions related to prior period tax positions	-	-
Reductions related to prior period tax positions	(2,412)	(40)
Balance at December 31	$-	$2,412

A reconciliation of the beginning and ending amounts in accrued interest, including discontinued operations is as follows:

	December 31,
	2013	2012

Balance at January 1	$1,001	$877
Additions charged to expense	-	124
Reductions charged to expense	(1,001)	-
Balance at December 31	$-	$1,001

A reconciliation of the beginning and ending amounts of accrued tax penalties, including discontinued operations is as follows:

	December 31,
	2013	2012

Balance at January 1	$45	$-
Additions charged to expense	-	45
Reductions charged to expense	(45)	-
Balance at December 31	$-	$45

The Company files income tax returns in the Netherlands and other foreign jurisdictions. Income tax returns for the tax years 2011 to 2013 are subject to examination in the Netherlands. Income tax returns for the tax years 2006 to 2013 are subject to examination in foreign jurisdictions.